Restatement of Previously Issued Financial Statements (Tables)	10 Months Ended
Dec. 31, 2020
Restatementof Previously Issued Financial Statements [Abstract]
Condensed Financial Statements [Table Text Block]
	As Previously Reported	Adjustment	As Restated
Balance Sheet as of June 30, 2020 (audited)
Warrant liability	$—	28,883,589	$28,883,589
Total Liabilities	13,150,000	28,883,589	42,033,589
Class A common stock, subject to redemption	333,288,890	(28,883,589)	304,405,301
Class A Common Stock	167	289	456
Additional paid-in capital	5,001,029	1,617, 752	6,618,781
Accumulated deficit	(2,062)	(1,618,041)	(1,620,103)
Total Stockholders’ Equity (deficit)	5,000,010	—	5,000,010
Balance Sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$28,046,317	$28,046,317
Total Liabilities	13,242,334	28,046,317	41,288,651
Class A Common Stock, subject to possible redemption	333,100,530	(28,046,317)	305,054,213
Class A common stock	169	289	458
Additional paid-in capital	5,189,387	780,480	5,969,867
Accumulated deficit	(190,427)	(780,769)	(971,196)
Total Stockholders’ Equity (deficit)	5,000,004	—	5,000,004
Balance Sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$66,126,490	$66,126,490
Total Liabilities	13,401,040	66,126,490	79,527,530
Class A common stock	332,882,720	(66,126,490)	266,756,230
Shareholder’s equity Class A Common Stock	171	661	832
Additional paid-in capital	5,407,195	38,860,281	44,267,476
Accumulated deficit	(408,237)	(38,860,942)	(39,269,179)
Total Stockholders’ Equity (deficit)	5,000,004	—	5,000,004

Condensed Statement of Comprehensive Income [Table Text Block]
	As Previously Reported	Adjustments	As Restated
Statement of Operations for the period from March 6, 2020 to June 30, 2020 (unaudited)
Formation and operating costs	$2,062	$551,352	$553,414
Change in the fair value of the warrants		1,066,689	1,066,689
(Loss) Gain before provision for income taxes	(2,062)	(1,618,041)	(1,620,103)
Provision for income taxes	—	—	—
Net (loss) gain	(2,062)	(1,618,041)	(1,620,103)
Basic and diluted net income per common share, Class A,	—	—	—
Basic and diluted net (loss) income per common share, Class B	(0.00)	(0.19)	(0.19)
Statement of Operations for the three months ended September 30, 2020 (unaudited)
Formation and operating costs	284,765	—	284,765
Change in fair value of warrants	$—	$837,272	$837,272
(Loss) Gain before provision for income taxes	(176,031)	837,272	661,241
Provision for income taxes	(12,334)	—	(12,334)
Net (loss) gain	(188,365)	837,272	(648,907)
Basic and diluted net income per common share, Class A	0.00	0.02	0.02
Basic and diluted net (loss) income per common share, Class B	(0.03)	(0.04)	(0.07)
Statement of Operations for the Period From March 6, 2020 (inception) to September 30, 2020 (unaudited)
Formation and operating costs	$286,827	$551,352	$838,179
Loss from operations	(286,827)	(551,352)	(838,179)
Change in fair value of derivative warrant liability	—	(229,417)	(229,417)
(Loss) Gain before provision for income taxes	(178,093)	(780,769)	(958,862)
Provision for income taxes	(12,334)	—	(12,334)
Net (loss) gain	(190,427)	(780,769)	(971,196)
Basic and diluted net income per common share, Class A	0.00	0.00	0.00
Basic and diluted net (loss) income per common share, Class B	(0.03)	0.06	(0.03)
Statement of Operations for the Period From March 6, 2020 (inception) to December 31, 2020 (audited)
Formation and operating costs	$616,065	$551,352	$1,167,417
Loss from operations	(616,065)	(551,352)	(1,167,417)
Change in fair value of warrants	—	(38,309,590)	(38,309,590)
Loss before provision for income taxes	(396,728)	(38,860,942)	(39,257,670)
Provision for income taxes	11,509	—	11,509
Net (loss) gain	(408,237)	(38,860,942)	(39,269,179)
Basic and diluted net income per common share, Class A	0.00	—	—
Basic and diluted net (loss) income per common share, Class B	(0.05)	(4.44)	(4.49)

Condensed Cash Flow Statement [Table Text Block]
Statement of Cash Flows	As Previously Reported	Adjustments	As Restated
Period from March 6, 2020 (inception) to June 30, 2020 (unaudited)
Cash flows from Operating Activities:
Net loss	$(2,062)	$(1,618,041)	$(1,620,103)
Adjustments to reconcile net loss to net cash used in operating activities:
Expenses allocated to operations from offering costs related to derivative warrant liability	—	1,618,041	1,618,041
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	333,288,890	(28,883,589)	304,405,301
Adjustment of common stock par value		289	289
Period from March 6, 2020 (inception) to September 30, 2020 (unaudited)
Cash flows from Operating Activities:
Net (loss)/gain	$(190,427)	$(780,769)	$(971,196)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	$—	229,417	229,417
Expenses allocated to operations from offering costs related to derivative warrant liability	—	551,352	551,352
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	333,288,890	(28,046,317)	305,242,573
Change in value of common stock subject to possible redemption	(188,360)	(460,552)	(648,912)
Adjustment of common stock par value		289	289
Period from March 6, 2020 (inception) to December 31, 2020 (audited)
Cash flows from Operating Activities:
Net loss	$(408,237)	$(38,860,942)	$(39,269,179)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	$—	38,309,590	38,309,590
Expenses allocated to operations from offering costs related to derivative warrant liability	—	1,618,041	1,618,041
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	333,288,890	(66,126,490)	267,162,400
Change in value of common stock subject to possible redemption	(406,170)	38,704,153	38,397,983